UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22273

Nuveen Pennsylvania Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Municipal Value Fund (NPN)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.3% (3.4% of Total Investments)
$ 650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	$ 626,028
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 11.1% (11.3% of Total Investments)
345	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds,	No Opt. Call	BB+	345,576
	Immaculata College, Series 1998, 5.250%, 10/15/10
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008,	10/18 at 100.00	BBB	716,047
	6.000%, 10/01/30
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg	2/19 at 100.00	A+	513,450
	College Project, Series 2009, 5.250%, 2/01/39
500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB+	468,405
	University, Series 2006, 5.000%, 4/01/36 – RAAI Insured
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	50,751
	School Project, Series 2010, 6.000%, 8/01/35
2,070	Total Education and Civic Organizations			2,094,229
	Health Care – 26.9% (27.5% of Total Investments)
750	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	771,495
	Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
750	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/19 at 100.00	AA	779,498
	Health System, Series 2009A, 5.250%, 6/01/39
350	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	331,429
	System, Series 2006, 5.000%, 8/01/24
350	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	348,058
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	No Opt. Call	Baa1	538,665
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
250	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	11/10 at 100.00	BBB	250,000
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series	12/15 at 100.00	BBB–	1,049,985
	2005, 5.000%, 12/01/29 – RAAI Insured
750	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	A1	823,800
	Series 2009D, 6.250%, 11/15/34
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+	209,368
	Obligated Group, Series 2009, 6.625%, 2/15/32
5,100	Total Health Care			5,102,298
	Housing/Multifamily – 4.6% (4.7% of Total Investments)
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	50,706
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Eva	10/19 at 100.00	Aaa	814,072
	P. Mithcell Residence Project, Series 2009, 5.100%, 10/20/44
850	Total Housing/Multifamily			864,778
	Housing/Single Family – 4.3% (4.4% of Total Investments)
800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2009-105-C,	4/19 at 100.00	AA+	820,312
	5.000%, 10/01/39
	Long-Term Care – 4.2% (4.3% of Total Investments)
750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities	11/19 at 100.00	BBB+	794,340
	Revenue Bonds, ACTS Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1,
	6.250%, 11/15/29
	Tax Obligation/General – 3.8% (3.9% of Total Investments)
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	724,521
	2009, 5.100%, 8/01/33
	Tax Obligation/Limited – 16.5% (16.9% of Total Investments)
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	566,566
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds,	11/16 at 100.00	N/R	937,142
	Series 2007R, 4.250%, 5/15/21 – SYNCORA GTY Insured
750	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series	No Opt. Call	A1	812,385
	2009, 6.500%, 4/01/34
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	806,085
	2009A, 6.000%, 8/01/42
3,125	Total Tax Obligation/Limited			3,122,178
	Transportation – 4.7% (4.8% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	244,049
	5.000%, 1/01/40
580	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Motor License	No Opt. Call	Aa3	442,285
	Special Fund, Series 2010A-2, 0.000%, 12/01/34
30	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	27,451
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)
200	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	173,300
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured
1,050	Total Transportation			887,085
	Utilities – 2.7% (2.7% of Total Investments)
505	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/11 at 100.00	BB+	505,581
	Refunding Bonds, Series 1997A, 6.100%, 7/01/13
	Water and Sewer – 15.7% (16.1% of Total Investments)
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	2/17 at 100.00	AA–	751,853
	Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured
750	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AAA	910,230
	Bonds, Tender Option Bond Trust 3484, 17.752%, 6/15/33 (IF)
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	788,760
500	5.250%, 1/01/36	1/19 at 100.00	A1	522,280
2,750	Total Water and Sewer			2,973,123
$ 18,350	Total Investments (cost $16,988,088) – 97.8%			18,514,473
	Other Assets Less Liabilities – 2.2%			416,467
	Net Assets Applicable to Common Shares – 100%			$ 18,930,940

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$18,514,473	$—	$18,514,473

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $16,947,885.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$1,566,588
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$1,566,588

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010